Rule 497 (e)

333-124048,

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED NOVEMBER 16, 2012

TO PROSPECTUS DATED MAY 1, 2012

Appendix A is hereby amended to add the following funds:

Fund Name	Objective	Early Cut- Off	Hold Period
AllianceBerrnstein Dynamic Asset Allocation	Maximize total return consistent with the Adviser’s determination of reasonable risk		30
Innealta Country Rotation	Capital appreciation and current income, consistent with preservation of capital		7
Innealta Sector Rotation	Capital appreciation and current income, consistent with preservation of capital		7
Lazard Retirement Multi-Asset Targeted Volatility	Achieve attractive rates of returns with managed volatility within a range of 8%-12%		30
Mariner Hyman Beck	Income and capital appreciation		7
PIMCO Global Diversified Allocation	Maximize risk-adjusted total return relative to a blend of 60% MSCI World Index, 40% Barclays Capital U.S. Aggregate Index		7
Vice Fund	Long term growth of capital		7

The Mariner Hyman Beck fund is not available to contracts that have purchased the optional Guaranteed Minimum Death Benefit and has been added to the table on page 19.

Appendix A is hereby amended to reflect the following name changes:

Existing Fund Name	New Fund Name
Pioneer Cullen Value VCT Portfolio	Pioneer Fundamental Value VCT Portfolio
Guggenheim VT Managed Futures Strategy	Guggenheim VT Global Managed Futures Strategy
Legg Mason Western Asset Variable Global High Yield Bond	Western Asset Variable Global High Yield Bond
Legg Mason Western Asset Variable Strategic Bond	Western Asset Variable Strategic Bond

AllianceBernstein has changed its hold time for all portfolios from 90 days to 30 days.

Fund Objective Changes:

The Guggenheim VT Managed Futures Strategy fund has changed its objective to: Seeks to generate positive total returns over time.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-11.16.12